Concentration and Risks (Tables)	12 Months Ended
Dec. 31, 2022
Concentration and Risks [Abstract]
Summary of Concentration and Risks

	As of December 31,
	2021	2022
Customer A	17%	*
Customer B	*	29%
There were no revenues from customers which individually represent greater than 10% of the total net revenues for the years ended December 31, 2020, 2021 and 2022. There was one instructor, through whom the Group’s net learning services revenue earned was more than 10% of the Group’s net learning services revenue for the years ended December 31, 2020, 2021 and 2022 respectively as follows:

	For the year ended December 31,
	2020	2021	2022

Instructor A	18%	*	*
Instructor B	*	16%	*
Instructor C	*	*	18%

*	The percentage was below 10% for the year.